Investment Manager
    Legg Mason Fund Adviser, Inc.
    Baltimore, MD

Investment Adviser
    Legg Mason Capital Management, Inc.
    Baltimore, MD

Board of Trustees
    John F. Curley, Jr., Chairman
    Edmund J. Cashman, Jr., President
    Richard G. Gilmore
    Arnold L. Lehman
    Dr. Jill E. McGovern
    T. A. Rodgers
    Edward A. Taber, III

Transfer and Shareholder Servicing Agent
    Boston Financial Data Services
    Boston, MA

Custodian
    State Street Bank & Trust Company
    Boston, MA

Counsel
    Kirkpatrick & Lockhart LLP
    Washington, D.C.

Independent Accountants
    PricewaterhouseCoopers LLP
    Baltimore, MD

    This report is not to be distributed unless preceded or accompanied by a prospectus.



                       Legg Mason Wood Walker, Incorporated
                     -----------------------------------------
                                 100 Light Street
                      P.O. Box 1476, Baltimore, MD 21203-1476
                                 410 o 539 o 0000


[RECYCLED LOGO] Printed on Recycled Paper
LMF-030
11/98


                                Semi-Annual Report
                                September 30, 1998

                                    Legg Mason
                                     Tax-Free
                                   Income Fund


                                Maryland Tax-Free

                              Pennsylvania Tax-Free

                                     Tax-Free
                                Intermediate-Term

                               [LEGG MASON LOGO]

                               How to Invest (SM)

To Our Shareholders,

  We are pleased to provide you with Legg Mason Tax-Free Income Fund's semi-annual report for the six months ended September 30, 1998. This report includes financial information for the three series of the Fund: Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate.

  The following table summarizes key statistics for each Trust, as of September 30, 1998:

                                               Average        Net Asset Value
                             SEC Yield*   Weighted Maturity      Per Share
                             ----------   -----------------   ---------------
        Maryland Tax-Free       3.83%         16.05 years          $16.64
        Pennsylvania Tax-Free   3.85%         18.36 years           16.74
        Tax-Free Intermediate   3.41%          7.98 years           15.86

  Each of the Trusts seeks a high level of current income exempt from Federal income tax. Maryland Tax-Free also seeks income which is exempt from Maryland state and local income taxes. Pennsylvania Tax-Free also seeks income which is exempt from Pennsylvania personal income tax. The Trusts purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings of securities we currently own are:

                               Maryland    Pennsylvania      Tax-Free
                               Tax-Free      Tax-Free    Intermediate-Term
                               --------    ------------  -----------------
        Aaa                     48.5%         80.1%            64.6%
        Aa                      32.2          17.5             25.7
        A                       14.2            --              7.1
        Baa                      2.9            --              1.4
        Short-term securities    2.2           2.4              1.2

  Net asset values per share for each of the Trusts rose moderately from their March 31, 1998 levels in response to declines in interest rates. For the six month period, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate-Term (not annualized) were 4.17%, 4.22% and 3.79%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Trust is being waived through July 31, 1999 and no initial sales charges are reflected in the total return calculations above.) Past performance does not guarantee future results.

  Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12-24 years. Because of their relatively long average weighted maturities, these Trusts offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short-term and intermediate-term average weighted maturities. Tax-Free Intermediate-Term's weighted average maturity is normally kept within an intermediate-term maturity range of 2-10 years. We expect that, in most market periods, the Intermediate Trust will offer greater price stability than municipal bond funds with longer maturities while earning somewhat lower yields.

  Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

                             Sincerely,

                             /s/ John F. Curley, Jr.
                             _______________________

                             John F. Curley, Jr.
                             Chairman

November 6, 1998

---------
*SEC yields reported are for the 30 days ended September 30, 1998. If no fees had been waived by the Adviser, the 30 day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.61%, 3.55% and 3.10%, respectively.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1998 (Unaudited)
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.7%
    Annapolis (City of), Public Improvement, GO
      (Pre-refunded 8/1/01)                                  6.50%      8/1/10      $  350     $    383(A)
      Series 1998                                            5.50%      10/1/18      1,000        1,031

    Annapolis (City of), Economic Development
      Revenue (St. John's College Facility), Series 1998     5.50%      10/1/23        870          895

    Anne Arundel County, Consolidated
      Water and Sewer, GO                                    5%         9/1/16       1,000        1,023

    Anne Arundel County, Consolidated
      Water and Sewer, GO Refunding                          5.30%      4/15/17      1,000        1,035

    Anne Arundel County, PCR Refunding
      (Baltimore Gas & Electric Project)                     6%         4/1/24       4,500        4,869

    Baltimore City Water Utility Project
      (Water Projects) Series A Refunding
      (MBIA insured) (Pre-refunded 7/1/00)                   6.50%      7/1/20       1,250        1,311(A)

    Baltimore County, Consolidated Public
      Improvement, GO (Pre-refunded 7/1/02)                  6.125%     7/1/09       2,000        2,202(A)

    Baltimore County, Consolidated Public
      Improvement, GO                                        4.75%      7/1/18       3,150        3,150

    Baltimore County, Nursing Home (Stella Maris)
      Series A (Pre-refunded 3/1/01)                         7.25%      3/1/11         890          980(A)

    Baltimore County, Pension Funding, GO Refunding          5%         8/1/09       2,500        2,693

    Baltimore, Maryland Revenue Refunding Waste
      Water Project Series A (FGIC insured)                  5%         7/1/22       1,550        1,609

    Baltimore, Maryland Revenue Refunding Waste
      Water Project Series A (FGIC insured)                  5.50%      7/1/26       1,000        1,062

    Calvert County, Maryland PCR
      (Baltimore Gas & Electric Project) Refunding           5.55%      7/15/14        750          797

    Carroll County, Consolidated Public
      Improvement, GO                                        5.375%     11/1/20      1,395        1,453

    Carroll County, Consolidated Public
      Improvement, GO                                        5.375%     11/1/25      1,855        1,927

    Charles County, GO (Pre-refunded 6/1/01)                 6.60%      6/1/06       1,000        1,093(A)

    Frederick County, GO Series 1990
      (Pre-refunded 8/1/03)                                  6.625%     8/1/20         250          285(A)

    Frederick County, GO Public Facility 1991
      (Pre-refunded 5/1/01)                                  6.50%      5/1/07         650          707(A)

    Harford County, GO (Pre-refunded 12/1/00)                6.40%      12/1/10        500          538(A)

    Harford County, GO                                       5%         3/1/12       1,000        1,043

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Howard County, Consolidated Public Improvement
      GO Series A (Pre-refunded 2/15/00)                     6.50%      2/15/11     $  700       $  727(A)
      GO Series A Refunding                                  5%         2/15/11      1,000        1,052

    Howard County, Metropolitan District GO Refunding
      1998 Series A                                          5.50%      2/15/27      1,000        1,053
      1998 Series A                                          4.75%      2/15/27      2,335        2,302
      Series B                                               6%         8/15/19      1,500        1,584

    Howard County, GO Public Improvement Refunding
      Series B                                               0%         8/15/07      1,000          704(B)

    Laurel (City of), GO Public Improvement Refunding
      (MBIA insured) (Pre-refunded 7/1/01)                   7%         7/1/09         250          277(A)
      (MBIA insured) (Pre-refunded 7/1/01)                   7%         7/1/11       1,000        1,105(A)

    Maryland Community Development Administration
      Multi-Family Insured Mortgage Series B                 5.80%      5/15/26      1,500        1,559
      Multi-Family Insured Mortgage Series G                 7.10%      5/15/23        150          158
      Single Family AMT
        Second Series                                        6.65%      4/1/04       1,000        1,057
        Sixth Series                                         7.125%     4/1/14         365          382
        Fifth Series                                         7.625%     4/1/29       1,720        1,769
        Fourth Series                                        7.45%      4/1/32         925          976
      Single Family Non-AMT Third Series                     7.25%      4/1/27         670          708

    Maryland Department of Transportation
      Consolidated Transportation
        Second Series (Pre-refunded 11/1/99)                 6.60%      11/1/00      1,500        1,562(A)
        Series 1991 (Pre-refunded 9/1/00)                    6.25%      9/1/03       1,000        1,061(A)

    Maryland Health and Higher Educational
      Facilities Authority
        Anne Arundel Medical Center Issue,
          Series 1998 (FSA insured)                          5.125%     7/1/28       4,000        4,044
        Easton Memorial Hospital Series B
          (MBIA insured)                                     6.50%      7/1/15       1,000        1,020
        Francis Scott Key Medical Center (FGIC insured)
          (Pre-refunded 7/1/00)                              6.75%      7/1/23       1,500        1,608(A)
        Francis Scott Key Medical Center Refunding
          (FGIC insured)                                     5%         7/1/18       2,000        2,013
        Francis Scott Key Medical Center Refunding
          (FGIC insured)                                     5%         7/1/23       2,000        2,001
        Francis Scott Key Medical Center Refunding           5.625%     7/1/25       1,000        1,051
        Greater Baltimore Medical Center
          (Pre-refunded 7/1/01)                              6.75%      7/1/19       1,000        1,099(A)
        Howard County General Hospital Refunding             5.50%      7/1/21       2,500        2,618
        Johns Hopkins Hospital Series 1990                   0%         7/1/19       4,000        1,483(B)
        Johns Hopkins Hospital Series 1993 Refunding         5%         7/1/23       1,000        1,000

Legg Mason Tax-Free Income Fund



Maryland Tax-Free Income Trust -- Continued

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Maryland Health and Higher Educational
      Facilities Authority--(Continued)
        Johns Hopkins Medical Series                         5%         7/1/29      $1,300     $  1,306
        Johns Hopkins University Refunding                   6%         7/1/10         500          579
        Johns Hopkins University Series 1997 Refunding       5.625%     7/1/17       1,000        1,079
        Kennedy Institute Series 1991
          (Pre-refunded 7/1/01)                              7.40%      7/1/11         630         702(A)
        Kennedy Institute Series 1991
          (Pre-refunded 7/1/01)                              6.75%      7/1/22       1,000       1,080(A)
        Kennedy Krieger Issue, Refunding  Series 1997        5.125%     7/1/22       1,000       1,000
        Loyola College Series A Refunding
          (MBIA insured)                                     5.375%     10/1/26      3,750       3,929
        Maryland Institute, College of Art Issue
          (FSA insured)                                      5%         6/1/29       2,000       2,010
        Union Hospital of Cecil County Refunding             5.10%      7/1/22       2,000       1,997
        Union Memorial Hospital Series A
          (MBIA insured)                                     6.75%      7/1/21         390         426
        Union Memorial Hospital Series A Refunding
          (MBIA insured)                                     6.75%      7/1/11          65          71
        Union Memorial Hospital Series B
          (MBIA insured) (Pre-refunded 7/1/01)               6.75%      7/1/11         535         588(A)
        Union Memorial Hospital Series B
          (MBIA insured) (Pre-refunded 7/1/01)               6.75%      7/1/21       1,510       1,659(A)
        University of Maryland Medical System
          Series 1993 Refunding (FGIC insured)               5.375%     7/1/13       2,000       2,107
        Upper Chesapeake Hospital Issue Series A
          (FSA insured)                                      5.50%      1/1/20       1,250       1,317

    Maryland National Capital Park and Planning
      Commission (Prince George's County) Series L2
      (Pre-refunded 7/1/02)                                  6%         7/1/05         500         548(A)

    Maryland Stadium Authority Sports Facilities
      Lease Revenue (AMBAC insured)                          5.75%      3/1/18       1,000       1,087

    Maryland Stadium Authority Sports Facilities
      Lease Revenue AMT Series D                             7.50%      12/15/10     4,000       4,243

    Maryland Stadium Authority Sports Facilities
      Lease Revenue AMT Series D                             7.60%      12/15/19     2,255       2,396

    Maryland Transportation Authority Series 1985
      Refunding                                              5.75%      7/1/15       5,250       5,496

    Maryland Water Quality Financing Administration,
      Revolving Loan Fund Revenue Series 1993A               5.40%      9/1/12       1,500       1,559

    Mayor and City Council of Baltimore (FGIC insured)
      Baltimore City Parking Revenue
        (Pre-refunded 7/1/02)                                6.25%      7/1/21         500         553(A)
      Baltimore City Water Projects Refunding                5%         7/1/24       5,600       5,815

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Mayor and City Council of Baltimore (FGIC insured) -- continued
     Capital Appreciation GO Series A
        (Pre-refunded 10/15/05)                              0%         10/15/11    $1,060     $    554(A,B)
      Capital Appreciation GO Series A                       0%         10/15/11       940          473(B)

    Montgomery County, Consolidated Public
      Improvement, GO Series A Refunding                     5.80%      7/1/07       2,750        3,123

    Montgomery County, Consolidated Public
      Improvement, GO Series A Refunding                     0%         7/1/10       3,000        1,822(B)

    Montgomery County, HOC Single Family Series A            6.80%      7/1/17         910          960

    Montgomery County, Parking Revenue Refunding
      (Silver Spring Parking Lot) 1992 Series A
      (FGIC insured)                                         6.25%      6/1/07       2,000        2,192

    Montgomery County, PCR Refunding
      (Potomac Electric Project) 1994 Series                 5.375%     2/15/24      1,000        1,031

    Morgan State University Academic and Auxiliary
      Fees Revenue Series A (MBIA insured)
      (Pre-refunded 7/1/00)                                  7%         7/1/20       1,000        1,076(A)

    Northeast Maryland Waste Disposal Authority
      Solid Waste Revenue (Montgomery County
      Resource Recovery Project) AMT Series 1993A            6%         7/1/07       1,000        1,118

    Northeast Maryland Waste Disposal Authority
      Solid Waste Revenue (Montgomery County
      Resource Recovery Project) AMT Series 1993A            6.30%      7/1/16       3,000        3,244

    Port Facilities Revenue (Consolidated Coal Sales
      Co. Project) Series A & B                              6.50%      10/1/11      6,000        6,608

    Prince George's County, Consolidated Public
      Improvement, GO (Pre-refunded 2/1/99)                  7.20%      2/1/08         500          511(A)

    Prince George's County, Consolidated Public
      Improvement, GO Refunding                              6.70%      7/1/04         585          639

    Prince George's County, Consolidated Public
      Improvement, GO Refunding                              6.75%      7/1/11         585          639

    Prince George's County, PCR Refunding
      (Potomac Electric Project) 1993 Series                 6.375%     1/15/23      2,250        2,466

    Prince George's County, Solid Waste
      Management System Revenue
        Series 1990 (Pre-refunded 6/30/00)                   6.75%      6/30/02        250          268(A)
        Series 1990 (Pre-refunded 6/30/00)                   6.90%      6/30/06        750          806(A)
        Series 1993 Refunding                                5.25%      6/15/13      1,000        1,027

    State of Maryland, GO                                    6.70%      7/15/02        500          528

    State of Maryland, GO (Pre-refunded 3/1/00)              6.70%      3/1/04       1,500        1,586(A)

    State of Maryland, GO                                    5.40%      6/1/07       2,000        2,162

    State of Maryland, GO                                    5%         8/1/11       3,000        3,164

Legg Mason Tax-Free Income Fund

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Talbot County, Bank Qualified, GO
      (Pre-refunded 5/1/01)                                  6.70%      5/1/10      $  500     $    547(A)

    Talbot County, Bank Qualified, GO
      (Pre-refunded 5/1/01)                                  6.70%      5/1/11         415          454(A)

    University of Maryland
      (Auxiliary Facilities and Tuition Revenue)
        Series A                                             5.60%      4/1/15       1,000        1,078
        Series A Refunding                                   5.125%     4/1/17       2,000        2,069
        Series B (Pre-refunded 10/1/02)                      6.375%     4/1/09       1,000        1,113(A)

    Washington County Maryland GO
      (Water & Sewer Project) Refunding (FGIC insured)       0%         1/1/17         385          164(B)

    Washington Suburban Sanitary District
      (Pre-refunded 6/1/02)                                  6.10%      6/1/07       1,000        1,098(A)

    Washington Suburban Sanitary District                    5.50%      6/1/13       1,000        1,071

    Washington Suburban Sanitary District
      (Pre-refunded 6/1/01)                                  6.90%      6/1/13         400          440(A)

    Washington Suburban Sanitary District Refunding          5%         6/1/10       1,000        1,070

    Washington Suburban Sanitary District Refunding          5.25%      6/1/11       1,000        1,044

    Washington Suburban Sanitary District Refunding          5.25%      6/1/15       1,000        1,032

    Washington Suburban Sanitary District Refunding          5.25%      6/1/16       1,000        1,077

    Washington Suburban Sanitary District Refunding          5.75%      6/1/17       2,000        2,275

    Worcester County Sanitary District, GO
      (Pre-refunded 5/1/01)                                  6.75%      5/1/15         115          126(A)
                                                                                               --------
    Total Municipal Bonds  (Identified Cost -- $145,427)                                        158,261
-------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C) -- 2.2%

    Carlton,Wisconsin PCR Refunding Bonds
      (Wisconsin Power and Light Company Projects)           4.10%      10/1/98      1,600        1,600

    Illinois Development Authority (Amoco Oil Project)
      Series 1994                                            4.10%      10/1/98        900          900

    Parish of East Baton Rouge, Louisiana
      PCR bonds (Exxon Project) 1993 Series                  4.10%      10/1/98        100          100

    Southwest Higher Education Authority
      Incorporated Texas Revenue (SMU University)            4.15%      10/1/98        600          600

    The Hospitals and Higher Education Facilities
      Authority of Philadephia, Hospital Revenue Bonds
      (The Childrens Hospital of Philadelphia Project)
      Series A of 1996                                       4.15%      10/1/98        400          400
                                                                                               --------
    Total Variable Rate Demand Obligations
      (Identified Cost-- $3,600)                                                                  3,600
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
    Total Investments-- 97.9%  (Identified Cost-- $149,027)                                    $161,861
                                                                                               --------
    Other Assets Less Liabilities-- 2.1%                                                          3,502

    Net assets consisting of:
    Accumulated paid-in capital applicable to
      9,937 shares outstanding                                                    $152,309
    Undistributed net realized gain on investments                                     220
    Unrealized appreciation of investments                                          12,834
                                                                                  --------
    Net assets-- 100.0%                                                                        $165,363
                                                                                               ========
    Net asset value, redemption price and maximum offering price per share(D):                   $16.64
                                                                                                 ======
----------------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1998, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
(D) Sales charges are being waived for the period November 3, 1997 to July 31, 1999.
    A guide to abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1998  (Unaudited)
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
Municipal Bonds -- 96.3%
    Allegheny County, Airport Revenue
      1992-B AMT (FSA insured)                               6.625%     1/1/22      $1,000     $  1,088

    Allegheny County, Baldwin-Whitehall School
      District, GO Series 1992-A (FGIC insured)
      (Pre-refunded 8/15/02)                                 6.60%      8/15/10      1,000        1,104(A)

    Allegheny County, West Jefferson Hills School
      District, GO (FGIC insured) (Pre-refunded 2/1/01)      7.10%      2/1/11       1,000        1,077(A)

    Allegheny County Hospital Development Authority,
      Children's Hospital Refunding (MBIA insured)           6.875%     7/1/14       1,000        1,048

    Allegheny County Hospital Development Authority,
      Presbyterian University Health System, Inc.
      Series 1992-B Refunding (MBIA insured)                 6%         11/1/23      1,250        1,359

    Beaver County, IDA PCR Ohio Edison Company
      Refunding (FGIC insured)                               7%         6/1/21       1,000        1,088

    Berks County, PA GO Series 1995 Refunding
      (FGIC insured)                                         5.85%      11/15/18     1,000        1,080

    Bucks County, Council Rock School District, GO
      (FGIC insured) (Pre-refunded 3/1/01)                   6.75%      3/1/11         250          268(A)

    Chester County Health and Education Facilities
      Authority Jefferson Health SystemRevenue
      Bonds Series 1997 B                                    5.375%     5/15/27      1,500        1,536

    Commonwealth of Pennsylvania, GO
      First Series                                           6.125%     9/15/03      1,000        1,088
      Second Series (Pre-refunded 11/1/01)                   6.50%      11/1/09      1,000        1,096(A)

    Deer Lakes School District Pennsylvania GO
      (MBIA insured)                                         6.45%      1/15/19      1,750        1,950

    Delaware County, GO (Pre-refunded 11/15/02)              6%         11/15/22       780          847(A)

    Delaware County, GO Refunding                            6%         11/15/22       220          235

    Delaware County Authority, University Revenue,
      Villanova University (MBIA insured)                    6.85%      8/1/11         500          539

    Delaware County Authority, University Revenue,
      Villanova University (MBIA insured)                    5.50%      8/1/23       2,000        2,094

    Delaware River Port Authority (FGIC insured)             5.50%      1/1/26       1,000        1,061

    Erie County, Pennsylvania Sewer Authority,
      Sewer Revenue Bonds Series 1997
      (AMBAC insured)                                        5.625%     6/1/17       2,000        2,151

    Lehigh County IDA PCR Refunding Bonds
      Pennsylvania Power & Light Company Project
      1994 Series A (MBIA insured)                           5.50%      2/15/27      1,000        1,049

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Lower Merion School District
      Montgomery County, Pennsylvania
      GO Bonds, Series 1998                                  5%         5/15/23     $1,000     $  1,000

    Montgomery County, GO Series 1997                        5.35%      9/15/17      1,000        1,035

    Montgomery County, IDA PCR Philadelphia Electric
      Company Series 1991-B Refunding (MBIA insured)         6.70%      12/1/21      1,500        1,634

    Montgomery County, Upper Gwynedd-Towamencin
      Guaranteed Sewer Revenue Series 1991-A
      (MBIA insured)                                         6.75%      10/15/06       250          271

    Montgomery County Higher Education and Health
      Authority, Saint Joseph's University Revenue
      Series 1992 Refunding (Connie Lee insured)             6.25%      12/15/04       500          552

    Montgomery Township Municipal Sewer Authority
      Guaranteed Sewer Revenue Series 1991-A
      (MBIA insured)                                         6.70%      5/15/21        250          261

    Northampton County Higher Education Authority,
      College Revenue Bonds Series 1997
      (Lafayette College Project) (MBIA insured)             5%         11/1/27      1,000        1,001

    Pennsylvania Higher Education,
      University of Pittsburgh Series 1997-A
      (FGIC insured)                                         5.125%     6/1/22       1,000        1,009

    Pennsylvania Higher Education Assistance Agency,
      Student Loan Revenue Series 1991-C AMT
      (AMBAC insured)                                        7.15%      9/1/21       1,000        1,082

    Pennsylvania Higher Educational Facilities Authority,
      Bryn Mawr College Revenue Bonds (MBIA insured)         5.625%     12/1/27        500          541

    Pennsylvania Higher Educational Facilities Authority,
      Drexel University Revenue Bonds, Series 1998
      (MBIA insured)                                         4.80%      5/1/28       2,000        1,961

    Pennsylvania Higher Educational Facilities Authority,
      Temple University Revenue (MBIA insured)
      First Series                                           6.50%      4/1/21         250          272
      First Series (Pre-refunded 4/1/01)                     5%         4/1/29       1,000        1,000(A)

    Pennsylvania Higher Educational Facilities Authority,
      University Revenue, University of Pennsylvania
      Series 1996-A Refunding                                5.75%      1/1/22       1,000        1,077

    Pennsylvania Higher Educational Facilities Authority,
      University Revenue, Series H (AMBAC insured)           5.375%     6/15/18      1,000        1,028

Legg Mason Tax-Free Income Fund


Pennsylvania Tax-Free Income Trust -- Continued

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Pennsylvania Housing Finance Agency,
      Rental Housing (Fannie Mae insured)
        Series 1992-C                                        6.50%      7/1/23      $  750     $    804
        Series 1993-C                                        5.80%      7/1/22       1,000        1,045

    Pennsylvania Housing Finance Agency, Single
      Family Mortgage
        Series 1991-32 Refunding                             7.15%      4/1/15         435          463
        Series 1992-33                                       6.90%      4/1/17         370          363

    Pennsylvania IDA Economic Development Revenue
      Series 1991-A (Pre-refunded 7/1/01)                    7%         1/1/11       1,000        1,105(A)
      Series 1994-A Refunding (AMBAC insured)                5.50%      1/1/14       2,250        2,367

    Pennsylvania Infrastructure Investment Authority
      Revenue Series 1990-A (Pre-refunded 9/1/99)            7.15%      9/1/10         500          527(A)

    Pennsylvania Intergovernmental Co-op Authority
      (MBIA insured)                                         5.60%      6/15/15      1,000        1,055

    Pennsylvania Intergovernmental Co-op Authority
      (MBIA insured)                                         5.60%      6/15/16      2,000        2,086

    Pennsylvania State University Refunding                  5.50%      8/15/16      1,000        1,033

    Pennsylvania State University Series A Refunding         5.10%      3/1/18       1,500        1,507

    Pennsylvania Turnpike Commission Oil
      Franchise Tax Subordinated Revenue Bonds
      Series B of 1998 (AMBAC insured)                       4.75%      12/1/17      2,000        1,949

    Pennsylvania Turnpike Commission Revenue
      Series N                                               5.50%      12/1/17      1,000        1,023
      Series N (FGIC insured)                                5.50%      12/1/19      1,000        1,026

    Philadelphia Gas Works Series B (MBIA insured)           7%         5/15/20        500          619

    Philadelphia Hospitals and Higher Education
      Facilities Authority, Hospital Revenue Refunding
      Children's Hospital Series 1993-A                      5%         2/15/21      1,000          985

    Philadelphia Municipal Authority, Justice Lease
      Revenue Series 1991-B
      (FGIC insured) (Pre-refunded 11/15/01)                 7%         11/15/04       500          558(A)

    Philadelphia Municipal Authority, Justice Lease
      Revenue Series 1991-B
      (FGIC insured) (Pre-refunded 11/15/01)                 7.10%      11/15/05       500          559(A)

    Philadelphia Water and Wastewater Revenue
      (MBIA insured)                                         5.60%      8/1/18       2,000        2,127

    Sayre, PA Healthcare Revenue Volunteer Hospital
      Authority, Guthrie Healthcare System
      (AMBAC insured)                                        7.20%      12/1/20        500          552

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Somerset County General Authority, Commonwealth
      Lease Revenue (FGIC insured)
      (Pre-refunded 10/15/01)                                7%         10/15/13    $  500      $   548(A)

    Swarthmore Borough Authority, Swarthmore College
      Refunding Revenue Series 1992
      (Pre-refunded 9/15/02)                                 6%         9/15/20        180          198(A)
      Unrefunded balance                                     6%         9/15/20        820          894

    Swarthmore Borough Authority, Swarthmore College
      Refunding Revenue Series 1992
      (Pre-refunded 9/15/02)                                 6%         9/15/20        370          407(A)
      Unrefunded balance                                     6%         9/15/20      1,630        1,776

    University of Pittsburgh Series 1992-A
      (MBIA insured) (Pre-refunded 6/1/02)                   6.125%     6/1/21         650          714(A)

    University of Pittsburgh Series 1992-A
      (MBIA insured)                                         6.125%     6/1/21         350          381

    University of Pittsburgh Series 1997-B Refunding
      (MBIA insured)                                         5%         6/1/21       1,000        1,001

    Valley View, PA School District GO
      Series A Refunding (FGIC insured)                      5%         11/15/21     1,300        1,301

    Washington County Hospital Authority, Hospital
      Refunding Revenue, Shadyside Hospital Project
      Series 1992 (AMBAC insured)                            6%         12/15/18     1,000        1,089

    Westmoreland County GO (AMBAC insured)                   0%         8/1/13       2,000        1,008(B)

    Westmoreland County GO (AMBAC insured)                   0%         8/1/14       2,475        1,182(B)

    Wissahickon Pennsylvania School District GO              4.85%      5/15/13      1,000        1,017
                                                                                                -------
    Total Municipal Bonds  (Identified Cost -- $63,464)                                          68,751
-------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C) -- 2.4%

    Allegheny County Hospital Development Authority
      Presbyterian Hospital Series B & D                     4.05%      10/1/98      1,100        1,100

    Pennsylvania Higher Educational Facilities Authority
      Carnegie Mellon University Series 1995 B               4.15%      10/1/98        600          600
                                                                                                -------
    Total Variable Rate Demand Obligations
      (Identified Cost-- $1,700)                                                                  1,700
-------------------------------------------------------------------------------------------------------
    Total Investments -- 98.7%  (Identified Cost -- $65,164)                                     70,451
    Other Assets Less Liabilities-- 1.3%                                                            900
                                                                                                -------
    Net assets-- 100.0%                                                                         $71,351
                                                                                                =======

Legg Mason Tax-Free Income Fund


Pennsylvania Tax-Free Income Trust -- Continued


----------------------------------------------------------------------------------------------------------
    Net assets consisting of:
    Accumulated paid-in capital applicable to:
      4,244   Primary shares outstanding                                           $65,668
         17   Navigator shares outstanding                                             283
    Undistributed net realized gain on investments                                     113
    Unrealized appreciation of investments                                           5,287
                                                                                   -------

    Net assets-- 100.0%                                                                         $71,351
                                                                                                =======
    Net asset value, redemption price and maximum offering price per share(D):
      Primary Class                                                                              $16.74
                                                                                                 ======
      Navigator Class                                                                            $16.74
                                                                                                 ======
----------------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1998, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
(D) Sales charges are being waived for the period November 3, 1997 to July 31, 1999. Sales charges do not apply to Navigator Class shares.
    A guide to abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
September 30, 1998  (Unaudited)
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
Municipal Bonds -- 97.0%
    Alaska -- 2.9%
    Anchorage GO Series A (AMBAC insured)                    5.30%      8/1/10      $1,075     $  1,145

    North Slope Borough, GO, Capital Appreciation
      Series 1998 A (MBIA insured)                           0%         6/30/09      1,000          625(B)
                                                                                               --------
                                                                                                  1,770
                                                                                               --------
    Arizona -- 4.2%
    Arizona Transportation Board Subordinated
      Highway Revenue Series 1992 A                          6%         7/1/00         500          520

    Salt River Project Agricultural Improvement
      and Power District, Electric System
      Refunding Revenue 1993 Series A                        5.30%      1/1/03       1,000        1,060

    Scottsdale Street and Highway User
      Revenue Refunding Series 1993                          5%         7/1/02       1,000        1,044
                                                                                               --------
                                                                                                  2,624
                                                                                               --------
    Connecticut -- 1.8%
    State of Connecticut Special Tax Obligation,
      Transportation Infrastructure 1990 Series A
      (Pre-refunded 6/1/01)                                  7.10%      6/1/04       1,000        1,097(A)
                                                                                               --------

    Florida -- 6.2%
    Jacksonville Florida Electric Authority Revenue
      Refunding (St. John's River Issue) Series 2-13         5.10%      10/1/10        500          527

    Northwest Florida Water Management District
      Land Acquisition Revenue Refunding
      Series 1992 (FGIC insured)                             5.50%      4/1/02       1,000        1,059

    Seminole County, FL Water & Sewer Revenue
      Refunding (MBIA insured)                               6%         10/1/12      1,000        1,166

    State Board of Education Capital Outlay
      Series 1996 A                                          5.60%      1/1/08       1,000        1,091
                                                                                               --------
                                                                                                  3,843
                                                                                               --------
    Georgia -- 3.0%
    State of Georgia GO Bonds
      Series 1997 C                                          6.25%      8/1/10       1,000        1,188

    State of Georgia GO Bonds
      Series 1997 C                                          2.25%      8/1/17       1,000          700
                                                                                               --------
                                                                                                  1,888
                                                                                               --------
    Illinois -- 3.8%
    Illinois Regional Transportation Authority,
      Refunding (MBIA insured)                               5.40%      6/1/15       1,000        1,052

    State of Illinois Sales Tax Revenue Series O             5.90%      6/15/01      1,220        1,289
                                                                                               --------
                                                                                                  2,341
                                                                                               --------

Legg Mason Tax-Free Income Fund


Tax-Free Intermediate-Term Income Trust -- Continued

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Kentucky -- 1.7%
    Turnpike Authority of Kentucky, Economic
      Development Road Revenue Refunding
      (Revitalization Projects)
      Series 1993 (AMBAC insured)                            5.30%      7/1/04      $1,000     $  1,074
                                                                                               --------

    Louisiana -- 1.8%
    City of New Orleans Audubon Park Commission
      Aquarium Refunding Series 1993 (FGIC insured)          6%         10/1/08      1,000        1,105
                                                                                               --------

    Maine -- 1.7%
    Maine Municipal Bond Bank GO Refunding 1993
      Series A Refunding                                     5.20%      11/1/05      1,000        1,070
                                                                                               --------

    Maryland -- 14.3%
    Baltimore City, Maryland GO (MBIA insured)               7%         10/15/10     1,000        1,257

    Cecil County, GO Consolidated Public Improvement
      and Refunding 1993 (FGIC insured)                      6.50%      12/1/99        850          881

    Maryland Department of Transportation Consolidated
      Transportation Refunding Series 1991                   6%         9/1/00       1,000        1,045

    Maryland Health and Higher Educational Facilities
      Authority Refunding Revenue Kennedy Krieger
      Issue                                                  5.20%      7/1/09         400          421
    Maryland Health and Higher Educational Facilities
      Authority Refunding Revenue Kennedy Krieger
      Issue                                                  5.25%      7/1/10         400          419

    Maryland State &Local Facilities Loan GO
      Second Series                                          5%         8/1/11       1,000        1,055

    Maryland Transportation Authority, Transportation
      Facilities Projects Revenue Series 1992                5.70%      7/1/05       1,000        1,106

    Mayor and City Council of Baltimore
      GO Consolidated Public Improvement
      Refunding 1995 Series A (FGIC insured)                 0%         10/15/06       750          522(B)

    Montgomery County, GO Consolidated Public
      Improvement Series B (Pre-refunded 11/1/99)            6.80%      11/1/07      1,000        1,056(A)

    Northeast Maryland Waste Disposal Authority Solid
      Waste Revenue (Montgomery County Resource
      Recovery Project) Series 1993 A, AMT                   5.60%      7/1/02       1,000        1,057
                                                                                               --------
                                                                                                  8,819
                                                                                               --------

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Michigan -- 1.9%
    Williamston Michigan Community School
      GO (MBIA insured)                                      6.25%      5/1/09      $1,000     $  1,172
                                                                                               --------

    Nebraska -- 1.7%
    Nebraska Public Power District                           5.70%      1/1/04       1,000        1,078
                                                                                               --------

    Nevada -- 2.9%
    Clark County, Nevada GO (FGIC insured)                   5.50%      6/1/11       1,155        1,258

    State of Nevada GO LT (Nevada Municipal
      Bond Bank Refunding Project No. 4)
      Series 1989 B                                          6.70%      2/1/01         500          523
                                                                                               --------
                                                                                                  1,781
                                                                                               --------
    New Hampshire -- 1.7%
    New Hampshire Municipal Bond Bank GO
      Refunding 1991 Series H                                5.70%      2/15/01      1,000        1,045
                                                                                               --------

    New Jersey -- 3.5%
    New Jersey Turnpike Authority, Turnpike
      Revenue Series 1991 C Refunding
      (AMBAC insured)                                        6.40%      1/1/07       2,000        2,135
                                                                                               --------

    North Carolina -- 1.7%
    Charlotte Water and Sewer GO                             4.75%      2/1/13       1,000        1,024
                                                                                               --------

    Ohio -- 3.5%
    Franklin County, Ohio GO LT Refunding                    5.50%      12/1/11      2,000        2,153
                                                                                               --------

    Pennsylvania -- 2.6%
    Lower Merion School District
      Montgomery County, Pennsylvania
      GO Bonds Series of 1998                                5%         5/15/08        500          536

    Northampton County Pennsylvania Higher
      Education, Lehigh University, Series 1998              5.25%      11/15/09     1,000        1,092
                                                                                               --------
                                                                                                  1,628
                                                                                               --------
    South Carolina -- 3.5%
    Berkeley County Water and Sewer Revenue
      Refunding and Improvement (MBIA insured)               6.50%      6/1/06       1,000        1,086

    South Carolina Public Service Authority Revenue,
      Series B Refunding                                     6.70%      7/1/02       1,000        1,093
                                                                                               --------
                                                                                                  2,179
                                                                                               --------

Legg Mason Tax-Free Income Fund


Tax-Free Intermediate-Term Income Trust -- Continued

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Tennessee -- 3.5%
    Metropolitan Government Nashville and
      Davidson County Tennessee Water & Sewer
      Refunding (MBIA insured)                               5.50%      1/1/13      $1,000     $  1,085

    State of Tennessee GO, 1994 Series A Refunding           5.25%      3/1/02       1,000        1,050
                                                                                               --------
                                                                                                  2,135
                                                                                               --------
    Texas -- 12.6%
    City of Austin Combined Utility Systems Revenue
      Refunding Series 1992 A (MBIA insured)                 6%         11/15/04     1,000        1,094

    City of Houston GO
      Revenue Refunding Series C                             5.625%     4/1/10       1,000        1,077

    City of Houston Water and Sewer System
      Junior Lien Revenue Refunding Series 1992 C
      (MBIA insured)                                         5.40%      12/1/01      1,000        1,050

    Dallas, Texas, GO                                        4.50%      2/15/13      2,000        1,987

    Irving Texas Independent School District
      (PSFG insured)                                         0%         2/15/17      1,190          490(B)

    Texas Public Finance Authority, GO Refunding
      (Superconducting Super Collider Project)
      Series 1992 C (FGIC insured)                           0%         4/1/02       1,000          875(B)

    United Independent School District (Webb County,
      Texas) Unlimited Tax School Building Bonds,
      Series 1995 (PSFG insured)                             7.10%      8/15/06      1,000        1,202
                                                                                               --------
                                                                                                  7,775
                                                                                               --------
    Vermont -- 2.4%
    State of Vermont, GO 1990 Series A
      (Pre-refunded 2/1/00)                                  6.75%      2/1/03       1,400        1,484(A)
                                                                                               --------


    Virginia -- 12.1%
    Commonwealth of Virginia Transportation Board,
      Transportation Contract Revenue Refunding
      Series 1992 (Route 28 Project)                         5.75%      4/1/00       1,000        1,031
      Series 1992 (Route 28 Project)                         6%         4/1/06       1,000        1,084

    Fairfax County Public Improvement
      Series 1992 C Refunding                                5.50%      10/1/03      2,000        2,054

    Henrico County GO Public Improvement Refunding
      Series 1993                                            5.25%      1/15/09      1,100        1,168

    Virginia State Public Building Authority
      Building Revenue                                       5.20%      8/1/14       1,000        1,043
      Revenue Refunding Series 1992 B                        5.625%     8/1/02       1,000        1,066
                                                                                               --------
                                                                                                  7,446
                                                                                               --------

                                                             Rate    Maturity Date    Par        Value
----------------------------------------------------------------------------------------------------------
    Washington -- 2.0%
    Washington State Motor Vehicle Fuel Tax Revenue
      Series D                                               6.50%      1/1/07     $ 1,045      $ 1,223
                                                                                                -------
    Total Municipal Bonds  (Identified Cost -- $56,964)                                          59,889
----------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C)-- 1.9%
    Carlton, Wisconsin PCR Refunding Bonds
      (Wisconsin Power and Light Company Projects)
      Series B & D                                           4.10%      10/1/98        575          575
    Harris County, Texas Health Facilities Development
      Corp. Hospital Revenue Bonds
      (The Methodist Hospital) Series 1994                   4.20%      10/1/98        400          400
    Lincoln County, Wyoming PCRBonds
      (Exxon Project) Series C                               4.10%      10/1/98        200          200
                                                                                                -------
    Total Variable Rate Demand Obligations
      (Identified Cost--$1,175)                                                                   1,175
----------------------------------------------------------------------------------------------------------
    Total Investments -- 98.9%  (Identified Cost -- $58,139)                                    $61,064
    Other Assets Less Liabilities--1.1%                                                             684
                                                                                                -------

    Net assets consisting of:
    Accumulated paid-in capital applicable to
      3,894 shares outstanding                                                     $58,821
    Undistributed net realized gain on investments                                       2
    Unrealized appreciation of investments                                           2,925
                                                                                   -------

    Net assets-- 100.0%                                                                         $61,748
                                                                                                =======

    Net asset value, redemption price and maximum offering price per share(D):                   $15.86
                                                                                                 ======
----------------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1998, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
(D) Sales charges are being waived for the period August 1, 1995 to July 31, 1999.
    A guide to abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
September 30, 1998  (Unaudited)
(Amounts in Thousands)

                                   Maryland            Pennsylvania          Tax-Free
                                   Tax-Free              Tax-Free        Intermediate-Term
                                 Income Trust          Income Trust        Income Trust
                               ------------------    ------------------  ------------------
                                  % of     Market       % of     Market     % of     Market
                               Net Assets  Value     Net Assets  Value   Net Assets  Value
-------------------------------------------------------------------------------------------
Education Revenue                  8.0   $ 13,203        21.5   $15,333       5.9   $ 3,670
Escrowed                            --         --         3.9     2,810        --        --
General Obligation--Local         18.6     30,726         5.1     3,616      28.2    17,402
General Obligation--School          --         --         2.7     1,951        --        --
General Obligation--State          3.5      5,855         1.5     1,088      12.4     7,653
Health Care & Hospital Revenue    17.0     28,063        12.1     8,648        --        --
Housing Revenue                    4.6      7,569         3.8     2,676        --        --
Lease Revenue                      4.7      7,726          --        --       1.7     1,066
Other                               --         --          --        --       2.1     1,288
Other Special Taxes                 --         --         4.4     3,141        --        --
Parking Revenue                    1.6      2,744          --        --        --        --
Port Facilities Revenue            4.0      6,609          --        --        --        --
Pre-refunded Bonds                 9.7     16,094        13.7     9,752       7.9     4,860
Small Business Administration
  Revenue                           --         --         3.3     2,366        --        --
Solid Waste Revenue                3.3      5,389          --        --        --        --
Student Loan Revenue                --         --         1.5     1,081        --        --
Transportation Revenue             4.9      8,119         8.6     6,147      18.0    11,136
Utility                            5.0      8,365         6.7     4,806       7.0     4,324
Water and Sewer Revenue           10.8     17,799         7.5     5,336      13.8     8,490
Short-Term Investments             2.2      3,600         2.4     1,700       1.9     1,175
Other Assets Less Liabilities      2.1      3,502         1.3       900       1.1       684
                                 -----   --------       -----   -------     -----   -------
                                 100.0   $165,363       100.0   $71,351     100.0   $61,748
                                 =====   ========       =====   =======     =====   =======



Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

    AMBAC       AMBAC Indemnity Corporation
    AMT         Alternative Minimum Tax
    CONNIE LEE  Connie Lee Insurance Company
    FGIC        Financial Guaranty Insurance Company
    FSA         Financial Security Assurance
    GO          General Obligation
    HOC         Housing Opportunities Commission
    IDA         Industrial Development Authority
    LT          Limited Tax
    MBIA        Municipal Bond Insurance Association
    PCR         Pollution Control Revenue
    PSFG        Permanent School Fund Guaranty

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)  (Unaudited)


                                                                  Six Months Ended 9/30/98
                                                        ------------------------------------------
                                                          Maryland  Pennsylvania     Tax-Free
                                                          Tax-Free    Tax-Free   Intermediate-Term
                                                        Income Trust Income Trust  Income Trust
--------------------------------------------------------------------------------------------------
Investment Income:
    Interest                                                $4,317     $1,931       $1,483
                                                            ------     ------       ------
Expenses:
    Investment advisory fee                                    435        190          164
    Distribution and service fees                              198         86           74
    Transfer agent and shareholder servicing expense            21         11            8
    Audit and legal fees                                        17         12           13
    Custodian fee                                               44         35           31
    Registration fees                                            3          3            6
    Reports to shareholders                                      6          4            2
    Trustees' fees                                               3          3            3
    Other expenses                                               3          2            1
                                                            ------     ------       ------
                                                               730        346          302
        Less:  fees waived                                    (172)      (104)         (93)
               compensating balance credits                     (4)        (2)          (1)
                                                            ------     ------       ------
        Total expenses, net of waivers and compensating
          balance credits                                      554        240          208
                                                            ------     ------       ------
    Net Investment Income                                    3,763      1,691        1,275
                                                            ------     ------       ------

Net Realized and Unrealized Gain (Loss) on Investments:
    Realized gain (loss) on investments                        225        113           72
    Change in unrealized appreciation
      (depreciation) of investments                          2,615      1,079          895
                                                            ------     ------       ------
    Net Realized and Unrealized Gain (Loss)
      on Investments                                         2,840      1,192          967
--------------------------------------------------------------------------------------------------
    Change in Net Assets Resulting from
      Operations                                            $6,603     $2,883       $2,242
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                                  Maryland                Pennsylvania            Tax-Free
                                                  Tax-Free                  Tax-Free         Intermediate-Term
                                                Income Trust              Income Trust           Income Trust
                                            ---------------------------------------------------------------------
                                            Six Months    Year        Six Months    Year     Six Months    Year
                                              Ended       Ended         Ended       Ended      Ended       Ended
                                             9/30/98     3/31/98       9/30/98     3/31/98    9/30/98     3/31/98
-----------------------------------------------------------------------------------------------------------------
                                           (Unaudited)               (Unaudited)            (Unaudited)
Change in Net Assets:
    Net investment income                  $  3,763    $  7,463       $ 1,691     $ 3,318     $ 1,275    $ 2,529
    Net realized gain (loss) on investments     225         957           113         213          72        140
    Change in unrealized appreciation
      (depreciation) of investments           2,615       4,439         1,079       2,681         895      1,295
-----------------------------------------------------------------------------------------------------------------
    Change in net assets resulting
      from operations                         6,603      12,859         2,883       6,212       2,242      3,964
    Distributions to shareholders:
      From net investment income:
        Primary Class                        (3,763)     (7,463)       (1,686)     (3,318)     (1,275)    (2,529)
        Navigator Class                         N/A         N/A            (5)        Nil         N/A        N/A
      From net realized gain on investments:
        Primary Class                          (312)     (1,004)          (88)       (103)         --         --
        Navigator Class                         N/A         N/A           Nil          --         N/A        N/A
    Change in net assets from Fund share
      transactions:
        Primary Class                         8,367       4,102         1,916         382       1,526      3,084
        Navigator Class                         N/A         N/A           193          90         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
    Change in net assets                     10,895       8,494         3,213       3,263       2,493      4,519
Net Assets:
    Beginning of period                     154,468     145,974        68,138      64,875      59,255     54,736
-----------------------------------------------------------------------------------------------------------------
    End of period                          $165,363    $154,468       $71,351     $68,138     $61,748    $59,255
-----------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

   Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                                        Investment Operations                              Distributions
                                --------------------------------------  ---------------------------------------------------
                                                                                       From      In Excess
                      Net Asset     Net     Net Realized      Total        From        Net         of Net                  Net Asset
                        Value,  Investment and Unrealized      From        Net       Realized     Realized                   Value,
                      Beginning   Income   Gain (Loss) on   Investment  Investment    Gain on      Gain on        Total      End of
                      of Period   (Loss)     Investments    Operations    Income    Investments  Investments  Distributions  Period
   ---------------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
   -- Primary Class
      Six Months Ended
      Sept. 30, 1998*   $16.39    $.39(D)      $ .28          $ .67       $(.39)      $(.03)       $  --         $ (.42)     $16.64

      Years Ended Mar. 31,
      1998               15.91     .81(D)        .59           1.40        (.81)       (.11)          --           (.92)      16.39
      1997               16.07     .83(D)       (.09)           .74        (.83)       (.07)          --           (.90)      15.91
      1996               15.87     .86(D)        .25           1.11        (.86)       (.05)          --           (.91)      16.07
      1995               15.69     .83(D)        .18           1.01        (.83)         --           --           (.83)      15.87
      1994               15.97     .84(D)       (.27)           .57        (.84)         --         (.01)          (.85)      15.69

Pennsylvania Tax-Free Income Trust
   -- Primary Class
      Six Months Ended
      Sept. 30, 1998*   $16.48    $.40(E)      $ .28          $ .68       $(.40)      $(.02)       $  --         $ (.42)     $16.74

      Years Ended Mar. 31,
      1998               15.80     .81(E)        .71           1.52        (.81)       (.03)          --           (.84)      16.48
      1997               16.10     .83(E)       (.11)           .72        (.83)       (.19)          --          (1.02)      15.80
      1996               16.02     .89(E)        .15           1.04        (.89)       (.07)          --           (.96)      16.10
      1995               15.80     .85(E)        .22           1.07        (.85)         --           --           (.85)      16.02
      1994               16.03     .86(E)       (.23)           .63        (.86)         --           --           (.86)      15.80

   -- Navigator Class
      Six Months Ended
      Sept. 30, 1998*   $16.48    $.42(F)      $ .28          $ .70       $(.42)      $(.02)       $  --         $ (.44)     $16.74

      Year Ended Mar. 31,
      1998(H)            16.44     .05(F)        .04            .09        (.05)         --           --           (.05)      16.48

Tax-Free Intermediate-Term Income Trust
   -- Primary Class
      Six Months Ended
      Sept. 30, 1998*   $15.61    $.33(G)      $ .25          $ .58       $(.33)      $  --        $  --         $ (.33)     $15.86

      Years Ended Mar. 31,
      1998               15.22     .67(G)        .39           1.06        (.67)         --           --           (.67)      15.61
      1997               15.34     .68(G)       (.12)           .56        (.68)         --           --           (.68)      15.22
      1996               15.06     .68(G)        .28            .96        (.68)         --           --           (.68)      15.34
      1995               14.96     .72(G)        .10            .82        (.72)         --           --           (.72)      15.06
      1994               15.06     .70(G)       (.09)           .61        (.70)       (.01)          --           (.71)      14.96

                                                          Ratios/Supplemental Data
                                ---------------------------------------------------------------------------------
                                                                             Net
                                               Total             Net      Investment                Net Assets,
                                              Expenses        Expenses       Income     Portfolio     End of
                                  Total      to Average      to Average    to Average   Turnover       Period
                                Return(A)   Net Assets(B)   Net Assets(C)  Net Assets     Rate     (in thousands)
   --------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
   -- Primary Class
      Six Months Ended
      Sept. 30, 1998             4.17%(I)     .70%(D,J)       .70%(D,J)    4.76%(D,J)    12.3%(J)     $165,363

      Years Ended Mar. 31,
      1998                       8.97%        .70%(D)         .70%(D)      4.97%(D)      18.9%         154,468
      1997                       4.73%        .67%(D)         .66%(D)      5.18%(D)       6.0%         145,974
      1996                       7.11%        .59%(D)         .58%(D)      5.29%(D)      14.1%         146,645
      1995                       6.60%         --             .54%(D)      5.32%(D)       9.5%         142,314
      1994                       3.51%         --             .46%(D)      5.10%(D)       6.6%         145,578

Pennsylvania Tax-Free Income Trust
   -- Primary Class
      Six Months Ended
      Sept. 30, 1998*            4.22%(I)     .70%(E,J)       .70%(E,J)    4.89%(E,J)    18.5%(J)     $ 71,063

      Years Ended Mar. 31,
      1998                       9.80%        .71%(E)         .70%(E)      5.00%(E)      14.1%          68,048
      1997                       4.61%        .67%(E)         .66%(E)      5.20%(E)      13.6%          64,875
      1996                       6.52%        .54%(E)         .53%(E)      5.42%(E)      17.2%          65,275
      1995                       7.03%         --             .49%(E)      5.42%(E)       2.1%          63,929
      1994                       3.81%         --             .40%(E)      5.16%(E)        --           62,904

   -- Navigator Class
      Six Months Ended
      Sept. 30, 1998*            4.35%(I)     .45%(F,J)       .45%(F,J)    5.11%(F,J)    18.5%(J)     $    288

      Year Ended Mar. 31,
      1998(H)                     .55%(I)     .45%(F,J)       .45%(F,J)    4.82%(F,J)    14.1%(J)           90

Tax-Free Intermediate-Term Income Trust
   -- Primary Class
      Six Months Ended
      Sept. 30, 1998*            3.79%(I)     .70%(G,J)       .70%(G,J)    4.27%(G,J)    22.5%(J)     $ 61,748

      Years Ended Mar. 31,
      1998                       7.12%        .71%(G)         .70%(G)      4.34%(G)       9.0%          59,255
      1997                       3.71%        .67%(G)         .66%(G)      4.43%(G)       8.9%          54,736
      1996                       6.47%        .57%(G)         .56%(G)      4.41%(G)        --           60,042
      1995                       5.65%         --             .34%(G)      4.83%(G)      24.8%          48,837
      1994                       3.99%         --             .30%(G)      4.44%(G)       6.6%          54,032

Legg Mason Tax-Free Income Fund


--------------------------------------------------------------------------------
(A) Excluding sales charge.
(B) Pursuant to Securities and Exchange Commission regulations effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, credits were included in the ratio.
(C) This ratio reflects total expenses reduced by the impact of compensating balance credits and voluntary expense waivers described below.
(D) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.45% until December 31, 1993; 0.50% until June 30, 1994; 0.55%
    until July 31, 1995; 0.60% until March 31, 1996; 0.65% until December 31, 1996 and 0.70% through July 31, 1999. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 1998, 0.92%, and for the years ended March 31, 1998, 0.93%; 1997, 0.96%;
    1996, 0.95%; 1995, 0.94%; and 1994, 0.94%.
(E) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.35% until July 31, 1993; 0.40% until December 31, 1993; 0.45%
    until June 30, 1994; 0.50% until July 31, 1995; 0.55% until March 31, 1996;
    0.65% until December 31, 1996 and 0.70% through July 31, 1999. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 1998, 1.00%, and for the years ended March 31, 1998, 1.00%; 1997, 1.04%; 1996, 1.02%; 1995, 1.01%; and 1994, 1.03%.
(F) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.45% until July 31, 1999. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for the period would have been as follows: for the six months ended September 30, 1998, 0.75%, and for the year ended March 31, 1998, 0.75%.
(G) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.30% until June 30, 1994; 0.35% until July 31, 1995; 0.65%
    until December 31, 1996 and 0.70% through July 31, 1999. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 1998, 1.01%, and for the years ended March 31, 1998, 1.06%; 1997, 1.11%; 1996, 1.10%; 1995, 1.04%; and 1994, 1.14%.
(H) For the period March 10, 1998 (commencement of sale of Navigator Class shares) to March 31, 1998.
(I) Not annualized
(J) Annualized
 *  Unaudited

See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)  (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:
       The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.
       Pennsylvania Tax-Free consists of two classes of shares: Primary Class, offered since August 1, 1991, and Navigator Class, offered to certain institutional investors since March 10, 1998.The Navigator Class of Maryland Tax-Free and Tax-Free Intermediate has not commenced operations. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

    Security Valuation
       Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.
       Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest, or repay principal of, municipal obligations held by either of those Funds.

    Investment Income and Distributions to Shareholders
       Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividends are declared daily and paid monthly. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. When available, net capital gain distributions which are calculated at a composite level, are declared and paid after the end of the tax year in which the gain is realized. At September 30, 1998, accrued dividends payable were as follows: Maryland Tax-Free, $318; Pennsylvania Tax-Free, $140; and Tax-Free Intermediate, $108.

    Investment Transactions
       Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 1998, receivables for securities sold but not yet delivered and payables for securities purchased but not yet received for each Fund were as follows:

                          Receivable for         Payable for
                          Securities Sold   Securities Purchased
    ------------------------------------------------------------
    Maryland Tax-Free           $--                 $ --
    Pennsylvania Tax-Free        30                   --
    Tax-Free Intermediate        --                  485

--------------------------------------------------------------------------------

    Federal Income Taxes
       No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. At September 30, 1998, Tax-Free Intermediate had capital loss carryforwards for federal income tax purposes of $3 and $67 expiring in 2003 and 2004, respectively.

    Use of Estimates
       The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
       For the six months ended September 30, 1998, investment transactions (excluding short-term investments) were as follows:

                               Purchases    Proceeds from Sales
    -----------------------------------------------------------
    Maryland Tax-Free           $19,220           $9,283
    Pennsylvania Tax-Free        10,304            6,117
    Tax-Free Intermediate         7,703            6,542

       At September 30, 1998, cost, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                        Net
                                                                   Appreciation/
                             Cost   Appreciation  (Depreciation)  (Depreciation)
    ----------------------------------------------------------------------------
    Maryland Tax-Free      $149,027    $12,838         $ (4)         $12,834
    Pennsylvania Tax-Free    65,164      5,287           --            5,287
    Tax-Free Intermediate    58,139      2,986          (61)           2,925

3. Repurchase Agreements:
       All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------

4. Transactions with Affiliates:
       Each Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to their respective agreements, the Adviser provides the Funds with investment advisory and management services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.
       The Adviser has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month annual rates of each Fund's average daily net assets as follows: for Maryland Tax-Free, 0.70% through July 31, 1999, or until the Fund's net assets reach $200 million, whichever occurs first; for Pennsylvania Tax-Free Primary shares, 0.70% through July 31, 1999; for Pennsylvania Tax-Free Navigator shares, 0.45% through July 31, 1999, or until the Fund's net assets reach $125 million, whichever occurs first; for Tax-Free Intermediate, 0.70% through July 31, 1999, or until the Fund's net assets reach $100 million, whichever occurs first. For the six months ended September 30, 1998, advisory fees of $172, $104 and $93, were waived and $44, $14 and $12 were due to the Adviser by Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate, respectively.
       Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to each Fund pursuant to an administration agreement with the Adviser. The Adviser pays LMFA a fee, computed daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets.
       Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, computed daily and payable monthly, from each of the Funds at an annual rate of 0.125% for each, of average daily net assets. At September 30, 1998, distribution and service fees due to Legg Mason were as follows: Maryland Tax-Free, $33; Pennsylvania Tax-Free, $14; and Tax-Free Intermediate, $12.
       Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, Legg Mason was paid the following amounts by the transfer agent for the six months ended September 30, 1998: Maryland Tax-Free, $9; Pennsylvania Tax-Free, $3; and Tax-Free Intermediate, $3.
       The Adviser, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:
       The Funds, along with certain other Legg Mason Funds, participate in a $150 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended September 30, 1998, the Funds had no borrowings under the line of credit.

--------------------------------------------------------------------------------

6. Fund Share Transactions:
       At September 30, 1998, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                         Reinvestment
                                             Sold      of Distributions       Repurchased      Net Change
                                        -------------- ----------------   -----------------  --------------
                                        Shares  Amount  Shares  Amount    Shares     Amount  Shares  Amount
    -------------------------------------------------------------------------------------------------------
    Maryland Tax-Free

    -- Primary Class
       Six Months Ended Sept. 30, 1998    972   $15,935   184   $3,022     (646)   $(10,590)   510   $8,367
       Year Ended March 31, 1998        1,148    18,744   390    6,342   (1,288)    (20,984)   250    4,102

    Pennsylvania Tax-Free

    -- Primary Class
       Six Months Ended Sept. 30, 1998    299   $ 4,938    77   $1,274     (260)   $ (4,296)   116   $1,916
       Year Ended March 31, 1997          503     8,232   148    2,413     (630)    (10,263)    21      382

    -- Navigator Class
       Six Months Ended Sept. 30, 1998     12   $   203     1   $    4       (1)   $    (14)    12   $  193
       Year Ended March 31, 1998(A)         5        90    --       --       --          --      5       90

    Tax-Free Intermediate

    -- Primary Class
       Six Months Ended Sept. 30, 1998    512   $ 7,994    61   $  947     (475)   $ (7,415)    98   $1,526
       Year Ended March 31, 1998          955    14,796   124    1,926     (879)    (13,638)   200    3,084
    -------------------------------------------------------------------------------------------------------

    (A) For the period March 10, 1998 (commencement of sale of Navigator Class) to March 31, 1998.

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